Note 2 - Allowance For Loan Losses (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Details
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 0	$ 0
Ratio of bankrupt accounts to total principal loan balances	2.30%	2.23%